Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of lease expense
Operating lease cost	$ 662	$ 263
Lease cost for leases with terms less than one year	37
Total lease cost	699	263
Variable lease cost	0	0	$ 0
Sublease income	$ 0	$ 0	$ 0